[logo – American Funds®]

The Investment Company of America
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

March 5, 2008

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Investment Company of America
File Nos. 002-10811 and 811-00116

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 29, 2008 of Registrant's Post-Effective Amendment No. 114 under the Securities Act of 1933 and Amendment No. 38 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti